Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Carried at Fair Value Measured on Recurring Basis
The following tables provide the assets and liabilities carried at fair value measured on a recurring basis as of September 30, 2013 and June 30, 2013:

	Carrying	Fair Value Measurement at September 30, 2013
	Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$789,176	$789,176	$-	$-

	Carrying	Fair Value Measurement at June 30, 2013
	Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$1,602,294	$1,602,294	$-	$-

The following tables provide the assets and liabilities carried at fair value measured on a recurring basis as of June 30, 2013 and 2012:

	Carrying	Fair Value Measurement at June 30, 2013
	Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$1,602,294	$1,602,294	$-	$-

	Carrying	Fair Value Measurement at June 30, 2012
	Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$2,001,325	$2,001,325	$-	$-

Liabilities:
Warrant liabilities	$238,796	$-	$-	$238,796

Changes in Fair Value of Level Three Financial Instruments
The following table summarizes the changes in fair value of the Company’s Level 3 financial instruments:

	Fiscal Year ended June 30,
	2013	2012
Beginning Balance	$238,796	$711,259
Issuance of common stock warrants	459,000	-
Change in fair value of warrant liabilities, net	(371,591)	(472,463)
Reclassification to equity due to exchange of common stock warrants into common stock	(326,205)	-
Ending Balance	$-	$238,796